Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Summary of Major Categories of Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2018 and 2017 are as follows:

	Estimated Life (Years)	2018	2017
Land	—	$384,264	$369,690
Building and improvements	10 — 39	173,306	160,494
Advertising structures	5 — 15	2,817,170	2,704,356
Automotive and other equipment	3 — 7	150,985	150,183
		$3,525,725	$3,384,723